                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallace R. Weitz
            ------------------------------------------
Address:    Wallace R. Weitz & Co.
            ------------------------------------------
            One Pacific Place, Suite 600
            ------------------------------------------
            1125 South 103 Street
            ------------------------------------------
            Omaha, Nebraska 68124-6008
            ------------------------------------------



Form 13F File Number: 28-3062
                      -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wallace R. Weitz
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    402-391-1980
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ WALLACE R. WEITZ   Omaha, Nebraska                          August 13, 2001
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       76
                                              -----------------------

Form 13F Information Table Value Total:      $5,652,582
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


None

WALLACE R. WEITZ & COMPANY                             30-Jun-01
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1                     COLUMN 2      COLUMN 3      COLUMN 4     COLUMN 5             COLUMN 6     COLUMN 7   COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                   VALUE      SHRS OR   SH/ PUT/   INVESTMENT      OTHER     VOTING
     NAME OF ISSUER               TITLE OF CLASS      CUSIP       (x$1000)    PRN AMT   PRN CALL   DISCRETION    MANAGERS  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATIONS      COM               G56462107        7,409    2,645,900 SH            Sole          N/A        Sole
AT&T CORP                         COM               001957109      308,843   14,038,300 SH            Sole          N/A       Shared
AT&T CORP                         COM LIB GRP A     001957208      406,826   23,260,480 SH            Sole          N/A       Shared
ADELPHIA COMMUNICATIONS CORP      CL A              006848105      346,823    8,323,111 SH            Sole          N/A       Shared
ALLTEL CORP                       COM               020039103      233,995    3,819,700 SH            Sole          N/A       Shared
AMERICAN CLASSIC VOYAGES CO       COM               024928103       10,295    3,488,900 SH            Sole          N/A        Sole
AMERICAN EXPRESS CO               COM               025816109       11,019      284,000 SH            Sole          N/A       Shared
AMERICREDIT CORP                  COM               03060R101       31,336      603,200 SH            Sole          N/A        Sole
ARCHSTONE CMNTYS TR               SH BEN INT        039581103       64,450    2,500,000 SH            Sole          N/A       Shared
ASTORIA FINL CORP                 COM               046265104       39,992      690,000 SH            Sole          N/A        Sole
BERKSHIRE HATHAWAY INC DEL        CL A              084670108      144,213        2,078 SH            Sole          N/A       Shared
BERKSHIRE HATHAWAY INC DEL        CL B              084670207      237,717      103,355 SH            Sole          N/A        Sole
BIG LOTS INC                      COM               089302103       92,856    6,787,700 SH            Sole          N/A        Sole
CAPITAL AUTOMOTIVE REIT           COM SH BEN INT    139733109       34,008    1,971,500 SH            Sole          N/A        Sole
CAPITAL ONE FINL CORP             COM               14040H105       27,834      463,900 SH            Sole          N/A        Sole
CATELLUS DEV CORP                 COM               149111106      111,683    6,400,200 SH            Sole          N/A        Sole
CENTENNIAL COMMUNCTNS CORP NEW    CL A NEW          15133V208       31,912    2,419,427 SH            Sole          N/A        Sole
CITIZENS COMMUNICATIONS CO        COM               17453B101      295,500   24,563,600 SH            Sole          N/A       Shared
CORECOMM LTD NEW                  COM               21869Q108          225    1,252,775 SH            Sole          N/A        Sole
COUNTRYWIDE CR INDS INC DEL       COM               222372104      185,718    4,047,900 SH            Sole          N/A        Sole
DAILY JOURNAL CORP                COM               233912104        3,289      114,800 SH            Sole          N/A        Sole
DISNEY WALT CO                    COM DISNEY        254687106        2,535       87,751 SH            Sole          N/A        Sole
EQUITY OFFICE PROPERTIES TRUST    COM               294741103        2,214       70,000 SH            Sole          N/A       Shared
EQUITY RESIDENTIAL PPTYS TR       SH BEN INT        29476L107        3,959       70,000 SH            Sole          N/A       Shared
EXTENDED STAY AMER INC            COM               30224P101       33,999    2,266,600 SH            Sole          N/A        Sole
FEDERAL HOME LN MTG CORP          COM               313400301        6,580       94,000 SH            Sole          N/A        Sole
FEDERAL NATL MTG ASSN             COM               313586109        8,634      101,400 SH            Sole          N/A        Sole
FIRST FINL FD INC                 COM               320228109        3,223      244,900 SH            Sole          N/A        Sole
FOREST CITY ENTERPRISES INC       CL A              345550107       45,909      834,700 SH            Sole          N/A        Sole
GABELLI GLOBAL MULTIMEDIA TR      COM               36239Q109          642       61,318 SH            Sole          N/A        Sole
GILLETTE CO                       COM               375766102        4,917      169,600 SH            Sole          N/A        Sole
GOLDEN ST BANCORP INC             COM               381197102      222,724    7,231,300 SH            Sole          N/A        Sole
GREENPOINT FINL CORP              COM               395384100      186,305    4,851,700 SH            Sole          N/A        Sole
HANOVER CAP MTG HLDGS INC         COM               410761100        5,822      831,700 SH            Sole          N/A        Sole
HARRAHS ENTMT INC                 COM               413619107       28,992      821,300 SH            Sole          N/A        Sole
HILTON HOTELS CORP                COM               432848109      215,709   18,595,600 SH            Sole          N/A       Shared
HOST MARRIOTT CORP NEW            COM               44107P104      283,325   22,629,763 SH            Sole          N/A       Shared
IMPERIAL CR INDS INC              COM               452729106        8,522    7,410,400 SH            Sole          N/A        Sole
INSIGHT COMMUNICATIONS INC        CL A              45768V108       88,345    3,404,435 SH            Sole          N/A        Sole
INSURANCE AUTO AUCTIONS INC       COM               457875102       30,124    1,949,700 SH            Sole          N/A        Sole
INTELLIGENT SYS CORP NEW          COM               45816D100        2,480      548,000 SH            Sole          N/A        Sole
LABONE INC NEW                    COM               50540L105        5,201      770,550 SH            Sole          N/A        Sole
LABOR READY INC                   COM NEW           505401208       26,895    5,132,700 SH            Sole          N/A        Sole
LEVEL 3 COMMUNICATIONS INC        COM               52729N100        6,813    1,266,200 SH            Sole          N/A        Sole
LINCARE HLDGS INC                 COM               532791100       14,532      447,200 SH            Sole          N/A        Sole
LOCAL FINL CORP                   COM               539553107        7,885      567,300 SH            Sole          N/A        Sole
LYNCH CORP                        COM               551137102        1,605       55,000 SH            Sole          N/A        Sole
LYNCH INTERACTIVE CORP            COM               551146103        6,490      103,000 SH            Sole          N/A        Sole
MAIL-WELL INC                     COM               560321200       52,356   12,319,100 SH            Sole          N/A        Sole
NORTH FORK BANCORPORATION NY      COM               659424105      121,139    3,907,700 SH            Sole          N/A        Sole
NORTHERN TR CORP                  COM               665859104        4,128       64,000 SH            Sole          N/A        Sole
NOVASTAR FINL INC                 COM               669947400       12,198    1,498,533 SH            Sole          N/A        Sole
ORBITAL SCIENCES CORP             COM               685564106       12,799    3,298,700 SH            Sole          N/A        Sole
PMI GROUP INC                     COM               69344M101           21          300 SH            Sole          N/A        Sole
PAPA JOHNS INTL INC               COM               698813102       26,240    1,056,800 SH            Sole          N/A        Sole
PARK PL ENTMT CORP                COM               700690100      295,889   24,453,600 SH            Sole          N/A       Shared
QUANEX CORP                       COM               747620102       28,855    1,114,100 SH            Sole          N/A        Sole
REDWOOD TR INC                    COM               758075402       63,860    2,807,016 SH            Sole          N/A        Sole
REDWOOD TR INC                    PFD CV B%9.74     758075600        3,478      114,600 SH            Sole          N/A        Sole
RESOURCE BANCSHARES MTG GROUP     COM               761197102       16,542    2,235,429 SH            Sole          N/A        Sole
RURAL CELLULAR CORP               CL A              781904107       16,335      355,100 SH            Sole          N/A        Sole
SAVOY PICTURES ENTMT INC          SUB DB CONV 7%03  805375AA0        4,652    4,500,000 SH            Sole          N/A        Sole
SIX FLAGS INC                     COM               83001P109      141,864    6,742,600 SH            Sole          N/A        Sole
SMITH CHARLES E RESDNTL RLTY      COM               832197107       18,044      359,800 SH            Sole          N/A        Sole
SPRINT CORP                       COM FON GROUP     852061100       64,294    3,010,000 SH            Sole          N/A       Shared
SYNTROLEUM CORP                   COM               871630109          285       34,300 SH            Sole          N/A        Sole
TELEPHONE & DATA SYS INC          COM               879433100      321,258    2,954,100 SH            Sole          N/A       Shared
US BANCORP DEL                    COM NEW           902973304       99,964    4,386,299 SH            Sole          N/A       Shared
UNITED STATES CELLULAR CORP       COM               911684108        5,719       99,200 SH            Sole          N/A        Sole

WALLACE R. WEITZ & COMPANY                             30-Jun-01
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1                     COLUMN 2      COLUMN 3      COLUMN 4     COLUMN 5             COLUMN 6     COLUMN 7   COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                   VALUE      SHRS OR   SH/ PUT/   INVESTMENT      OTHER     VOTING
     NAME OF ISSUER               TITLE OF CLASS      CUSIP       (x$1000)    PRN AMT   PRN CALL   DISCRETION    MANAGERS  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
VALASSIS COMMUNICATIONS INC       COM               918866104      146,742    4,098,950 SH            Sole          N/A        Sole
WAL MART STORES INC               COM               931142103        9,370      192,000 SH            Sole          N/A       Shared
WASHINGTON MUT INC                COM               939322103      177,758    4,733,901 SH            Sole          N/A        Sole
WASHINGTON POST CO                CL B              939640108          574        1,000 SH            Sole          N/A        Sole
WELLS FARGO & CO NEW              COM               949746101        7,436      160,160 SH            Sole          N/A        Sole
WESTERN RES INC                   COM               959425109      111,247    5,174,300 SH            Sole          N/A        Sole
WORLDCOM INC GA NEW               WRLDCOM GP COM    98157D108        9,211      619,050 SH            Sole          N/A       Shared
                                                                 ----------------------
                               76                                5,652,582  278,687,581
